Tax - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate	21.60%	21.00%	15.70%
UK Corporation tax rate	25.00%	25.00%	23.50%
Additional taxes related to Pillar Two	£ 22
Tax relating to items credited directly to equity	189	£ 94
Deferred tax assets	2,936	4,133
Unused tax credits for which no deferred tax asset recognised	336	359
Deferred tax liabilities	1	2
Temporary differences associated with investments in related entities for which deferred tax liabilities have not been recognised	868	873
Within five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	13	13
Within six to ten years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	2,216	6
Within eleven to twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	9,747	11,789
Indefinitely
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	9,040	9,213
After more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,590	4,662
Deferred tax liabilities	1,023	1,021
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	21,016	21,021
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	288	373
Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	3,719	3,629
UK Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,712	2,638
Deferred tax liabilities	1	2
UK Tax Group | UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,433	2,315
UK Tax Group | Unused tax losses | UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	846	1,066
US Intermediate Holding Company Tax Group ("IHC Tax Group")
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,005	1,162
US Intermediate Holding Company Tax Group ("IHC Tax Group") | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	12	38
US Intermediate Holding Company Tax Group ("IHC Tax Group") | Loss in current or prior year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	307	365
Barclays Bank PLC's US Branch Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	255	270
Other subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	243	386
Other subsidiaries | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	54	111
Other subsidiaries | Loss in current or prior year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 12	£ 4